Cash And Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and deposits on call	$ 417	$ 312	$ 170
Money market instruments	39	17	35
Total cash and cash equivalents (note 35 and note 36)	$ 456	$ 329	$ 205	$ 215